UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TNB Financial Services, Inc.
Address:   325 North Broad Street
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan J. Hall
Title:  Chief Compliance Officer
Phone:  229-227-0600
Signature, Place, and Date of Signing:

   Susan J. Hall, Thomasville, Georgia    August 12, 2005

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42

Form 13F Information Table Value Total:   $117,473

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3650 50485.00 SH       SOLE                 47885.00           2600.00
American SuperConductor        COM              030111108      494 53980.00 SH       SOLE                 51380.00           2600.00
Amgen, Inc.                    COM              031162100     3213 53149.00 SH       SOLE                 50549.00           2600.00
Amsouth Bancorporation         COM              032165102     2816 108303.00SH       SOLE                102903.00           5400.00
Anadarko Petroleum Corp        COM              032511107     4874 59330.00 SH       SOLE                 55730.00           3600.00
BP p.l.c. ADR                  ADR              055622104     2331 37375.00 SH       SOLE                 35475.00           1900.00
Brown & Brown, Inc.            COM              115236101      775 17250.00 SH       SOLE                 17250.00
Caterpillar, Inc               COM              149123101     5260 55190.00 SH       SOLE                 51890.00           3300.00
Chevron Corp                   COM              166764100     2804 50143.00 SH       SOLE                 47243.00           2900.00
Coca-Cola Company              COM              191216100     1903 45585.00 SH       SOLE                 40785.00           4800.00
Conagra Foods, Inc.            COM              205887102     3844 165959.00SH       SOLE                157559.00           8400.00
Dow Chemical                   COM              260543103     4564 102499.00SH       SOLE                 98699.00           3800.00
Duke Energy Company            COM              264399106     5317 178835.00SH       SOLE                167735.00          11100.00
E.I. duPont de Nemours & Compa COM              263534109     1059 24618.00 SH       SOLE                 23218.00           1400.00
Emerson Electric               COM              291011104     4119 65775.00 SH       SOLE                 61275.00           4500.00
Exxon Mobil Corp               COM              30231G102     4765 82911.00 SH       SOLE                 79011.00           3900.00
Fuelcell Energy Inc            COM              35952H106      544 53325.00 SH       SOLE                 52825.00            500.00
Genentech Inc                  COM              368710406     3661 45605.00 SH       SOLE                 41605.00           4000.00
General Electric               COM              369604103     4200 121207.00SH       SOLE                115207.00           6000.00
Honeywell, Inc                 COM              438516106     2381 65012.00 SH       SOLE                 61612.00           3400.00
IDACORP, Inc.                  COM              451107106     2132 69620.00 SH       SOLE                 67120.00           2500.00
Ingersoll-Rand Company Class A COM              G4776G101      627  8783.00 SH       SOLE                  8683.00            100.00
Intel Corp                     COM              458140100     4123 158466.00SH       SOLE                150266.00           8200.00
International Rectifier        COM              460254105     2872 60190.00 SH       SOLE                 56190.00           4000.00
Johnson & Johnson              COM              478160104     5446 83785.00 SH       SOLE                 80285.00           3500.00
Kellogg Co                     COM              487836108     1265 28460.00 SH       SOLE                 28460.00
Lilly, Eli & Co                COM              532457108     1593 28599.00 SH       SOLE                 27399.00           1200.00
Medtronic, Inc.                COM              585055106     1117 21567.00 SH       SOLE                 20267.00           1300.00
Merck & Co., Inc               COM              589331107     1764 57276.00 SH       SOLE                 53976.00           3300.00
Microsoft Corp                 COM              594918104      256 10310.00 SH       SOLE                 10310.00
Pfizer, Inc                    COM              717081103     3159 114530.00SH       SOLE                108955.00           5575.00
Proctor & Gamble               COM              742718109     1732 32839.00 SH       SOLE                 31239.00           1600.00
Progress Energy Inc            COM              743263105     3894 86079.00 SH       SOLE                 82379.00           3700.00
Royal Dutch Petroleum Co.      ADR              780257804      282  4345.00 SH       SOLE                  4345.00
Southern Co                    COM              842587107     5253 151503.00SH       SOLE                145103.00           6400.00
SunTrust Banks, Inc.           COM              867914103     5860 81122.00 SH       SOLE                 77222.00           3900.00
Texas Instruments              COM              882508104     2354 83869.00 SH       SOLE                 78969.00           4900.00
Thomasville Bancshares, Inc.   COM              884608100      286 17350.00 SH       SOLE                 17350.00
Verizon Communications         COM              92343V104     4963 143634.00SH       SOLE                136534.00           7100.00
Wal-Mart Stores, Inc.          COM              931142103      233  4830.00 SH       SOLE                  4830.00
Wells Fargo                    COM              949746101     5685 92318.00 SH       SOLE                 88318.00           4000.00
Esc Conseco Inc                PFD              2084649g4        0 25000.00 SH       SOLE                 25000.00